Provision for rehabilitation and closure costs (Tables)	12 Months Ended
Dec. 31, 2021
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Reconciliation of Provision for Rehabilitation and Closure Costs

	December 31, 2021	December 31, 2020
Balance, beginning of year	18,970	$30,197
Change in estimates	2,225	(3,803)
Accretion expense	1,077	902
Settled	(2,039)	(1,585)
Foreign exchange	(1,196)	(6,741)
Balance, end of year	$19,037	18,970